Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Master Trust Balances
EBP, Master Trust [Line Items]
Member directed investments at fair value:	$ 1,880,917	$ 1,677,564
Member directed investments at contract value:	91,255	96,529
Total investments in Master Trust	1,972,172	1,774,093
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Member directed investments at fair value:	1,828,338	1,629,589
Member directed investments at contract value:	85,147	90,329
Total investments in Master Trust	1,913,485	1,719,918
Employer securities | Master Trust Balances
EBP, Master Trust [Line Items]
Member directed investments at fair value:	25,105	23,728
Employer securities | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Member directed investments at fair value:	23,567	22,296
Mutual funds | Master Trust Balances
EBP, Master Trust [Line Items]
Member directed investments at fair value:	232,968	294,887
Mutual funds | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Member directed investments at fair value:	218,778	279,816
Member directed brokerage account | Master Trust Balances
EBP, Master Trust [Line Items]
Member directed investments at fair value:	15,112	13,008
Member directed brokerage account | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Member directed investments at fair value:	15,105	13,008
Collective trusts | Master Trust Balances
EBP, Master Trust [Line Items]
Member directed investments at fair value:	1,607,732	1,345,941
Collective trusts | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Member directed investments at fair value:	$ 1,570,888	$ 1,314,469